Other Current Assets and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 912	SFr 760
Accrued income recognized during the period	883	912
Payments received during the period	(915)	(726)
Foreign exchange revaluation	(4)	(34)
Balance as of December 31,	SFr 876	SFr 912